Revenue - Schedule of Revenue Disaggregation (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	$ 2,383,388,309	$ 1,495,628,620	$ 953,661,844
Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	2,323,407,888	1,440,834,529	953,178,675
Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	59,980,421	54,794,091	483,169
Crude oil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	583,740,942	468,219,964	301,199,114
Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	240,621,636	189,247,553	111,369,171
Refined petroleum products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	1,395,728,237	794,481,560	516,632,342
Incentive for automotive fuels (3)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	111,863,956
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	46,048,188	38,706,302	19,745,733
Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	5,385,350	4,973,241	4,715,484
United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	848,167,004	503,358,963	304,344,028
Other countries
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	148,449,252	156,170,525	95,655,191
Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	77,239,047	69,011,488	45,254,009
Local
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	1,197,669,050	767,087,644	508,408,616
Incentive for automotive fuels (3)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	111,863,956
Exploration and Production
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	580,808,947	468,594,846	301,526,766
Exploration and Production | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	580,722,599	468,417,239	301,526,766
Exploration and Production | Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	86,348	177,607
Exploration and Production | Crude oil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	580,496,310	468,219,964	301,199,114
Exploration and Production | Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	226,289	197,275	194,337
Exploration and Production | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	86,348	177,607	133,315
Exploration and Production | United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	370,279,490	258,726,545	171,640,991
Exploration and Production | Other countries
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	137,931,414	141,904,248	85,271,096
Exploration and Production | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	72,285,406	67,589,171	44,287,027
Exploration and Production | Local
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	312,637	374,882	327,652
Industrial Transformation
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	1,208,012,365	705,135,235	479,436,635
Industrial Transformation | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	1,150,738,488	651,854,339	479,244,968
Industrial Transformation | Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	57,273,877	53,280,896	191,667
Industrial Transformation | Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	122,981,393	112,906,272	60,076,159
Industrial Transformation | Refined petroleum products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	959,816,508	572,490,831	409,240,569
Industrial Transformation | Incentive for automotive fuels (3)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	111,863,956
Industrial Transformation | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	12,254,413	19,227,133	9,928,240
Industrial Transformation | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	1,096,095	510,999	191,667
Industrial Transformation | Local
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	1,096,148,409	705,135,235	479,436,635
Industrial Transformation | Incentive for automotive fuels (3)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	111,863,956
Logistics
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	1,582,712	2,949,047	4,099,000
Logistics | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	1,582,712	2,949,047	4,099,000
Logistics | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	1,582,712	2,949,047	4,099,000
Logistics | Local
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	1,582,712	2,949,047	4,099,000
DPRLP
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	238,940,945
DPRLP | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	238,510,433
DPRLP | Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	430,512
DPRLP | Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	12,419,661
DPRLP | Refined petroleum products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	210,402,816
DPRLP | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	15,687,956
DPRLP | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	430,512
DPRLP | United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	238,940,945
Trading Companies
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	336,537,922	305,850,900	160,015,876
Trading Companies | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	334,364,846	304,536,717	159,786,736
Trading Companies | Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	2,173,076	1,314,183	229,140
Trading Companies | Crude oil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	3,244,632
Trading Companies | Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	104,994,293	76,144,006	51,098,675
Trading Companies | Refined petroleum products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	225,508,913	221,990,729	107,391,773
Trading Companies | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	617,009	6,401,982	1,296,288
Trading Companies | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	2,173,075	1,314,183	229,140
Trading Companies | United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	237,373,418	240,012,752	131,653,920
Trading Companies | Other countries
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	6,861,495	13,141,852	8,259,494
Trading Companies | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	4,953,641	1,422,317	966,982
Trading Companies | Local
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	87,349,368	51,273,979	19,135,480
Corporate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	867	1,700	2,582
Corporate | Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	867	1,700	2,582
Corporate | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	867	1,700	2,582
Corporate | Local
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	867	1,700	2,582
Other Operating Subsidiary Companies
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	17,504,551	13,096,892	8,580,985
Other Operating Subsidiary Companies | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	17,488,810	13,077,187	8,521,205
Other Operating Subsidiary Companies | Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	15,741	19,705	59,780
Other Operating Subsidiary Companies | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	17,488,810	13,077,187	8,521,205
Other Operating Subsidiary Companies | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	15,741	19,705	59,780
Other Operating Subsidiary Companies | United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	1,573,151	4,619,666	1,049,117
Other Operating Subsidiary Companies | Other countries
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	3,656,343	1,124,425	2,124,601
Other Operating Subsidiary Companies | Local
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	$ 12,275,057	$ 7,352,801	$ 5,407,267